Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q1PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual European Fund 5
Franklin Mutual Financial Services Fund 9
Franklin Mutual Global Discovery Fund 12
Franklin Mutual Quest Fund 17
Franklin Mutual Shares Fund 24
Notes to Schedules of Investments 30

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 3.4%
Airbus SE ........................................... France 744,047 $ 99,385,100
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 88,000
Banks 9.5%
BNP Paribas SA ...................................... France 1,247,577 74,505,723
DBS Group Holdings Ltd. ............................... Singapore 3,653,252 90,826,204
JPMorgan Chase & Co. ................................. United States 871,018 113,502,356
278,834,283
Beverages 3.5%
Heineken NV ........................................ Netherlands 972,873 104,540,842
Building Products 3.2%
Johnson Controls International plc ......................... United States 1,574,077 94,790,917
Capital Markets 3.1%
BlackRock, Inc. ....................................... United States 136,080 91,053,850
Containers & Packaging 2.6%
International Paper Co. ................................. United States 2,107,492 75,996,162
Diversified Telecommunication Services 3.6%
Deutsche Telekom AG .................................. Germany 4,316,623 104,606,514
Electrical Equipment 3.4%
Sensata Technologies Holding plc ......................... United States 1,983,225 99,200,914
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 1,363,409 66,943,382
Entertainment 2.3%
Activision Blizzard, Inc. ................................. United States 806,292 69,010,532
Financial Services 3.4%
Global Payments, Inc. .................................. United States 939,117 98,832,673
Food Products 2.4%
Kraft Heinz Co. (The) .................................. United States 1,858,243 71,858,257
Health Care Equipment & Supplies 3.7%
Medtronic plc ........................................ United States 1,354,332 109,186,246
Health Care Providers & Services 2.3%
Elevance Health, Inc. .................................. United States 148,223 68,154,418
Household Products 3.6%
Reckitt Benckiser Group plc ............................. United Kingdom 1,406,984 107,048,544
Insurance 3.1%
Hartford Financial Services Group, Inc. (The) ................ United States 1,293,495 90,143,667
Interactive Media & Services 2.9%
b
Meta Platforms, Inc., A ................................. United States 406,362 86,124,362
Media 3.3%
b
Charter Communications, Inc., A .......................... United States 273,236 97,711,926
Metals & Mining 2.5%
Rio Tinto plc ......................................... Australia 1,104,246 74,960,076
Oil, Gas & Consumable Fuels 4.1%
BP plc .............................................. United Kingdom 18,946,438 119,761,140

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 42 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 3.5%
Haleon plc .......................................... United States 25,684,695 $ 102,039,123
Pharmaceuticals 12.0%
b
Elanco Animal Health, Inc. ............................... United States 1,459,110 13,715,634
Eli Lilly & Co. ........................................ United States 205,617 70,612,990
GSK plc ............................................ United States 5,236,438 92,531,833
Merck & Co., Inc. ..................................... United States 637,237 67,795,644
Novartis AG, ADR ..................................... Switzerland 1,196,007 110,032,644
354,688,745
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 3,003,199 64,628,842
Software 1.8%
Gen Digital, Inc. ...................................... United States 3,047,595 52,296,730
Textiles, Apparel & Luxury Goods 8.7%
adidas AG ........................................... Germany 433,153 76,789,666
Cie Financiere Richemont SA ............................ Switzerland 602,829 96,672,629
Tapestry, Inc. ........................................ United States 1,883,549 81,199,797
254,662,092
Total Common Stocks (Cost $2,270,739,300) ....................................
2,836,547,337
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,270,739,300) .............................
2,836,547,337
a
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.4%
e
FHLB ,
4/03/23 ........................................... United States 48,800,000 48,800,000
4/04/23 ........................................... United States 19,200,000 19,197,601
67,997,601
e
U.S. Treasury Bills, 6/22/23 .............................. United States 1,500,000 1,484,688
Total U.S. Government and Agency Securities (Cost $69,466,231) .................
69,482,289
Total Short Term Investments (Cost $69,466,231 ) ................................
69,482,289
a
Total Investments (Cost $2,340,205,531) 98.8% ..................................
$2,906,029,626
Other Assets, less Liabilities 1.2% .............................................
36,674,364
Net Assets 100.0% ...........................................................
$2,942,703,990

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual European Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 3.6%
Airbus SE ........................................... France 129,877 $ 17,348,149
a
Babcock International Group plc .......................... United Kingdom 2,630,268 9,717,482
27,065,631
Automobile Components 2.4%
Cie Generale des Etablissements Michelin SCA .............. France 579,268 17,708,047
Banks 8.9%
BNP Paribas SA ...................................... France 449,070 26,818,613
ING Groep NV ....................................... Netherlands 1,892,919 22,480,106
UniCredit SpA ........................................ Italy 925,588 17,446,164
66,744,883
Beverages 6.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 236,319 15,753,726
a
Coca-Cola HBC AG ................................... Italy 521,679 14,282,231
Heineken NV ........................................ Netherlands 142,108 15,270,328
45,306,285
Capital Markets 1.8%
Deutsche Bank AG .................................... Germany 1,352,155 13,750,968
Chemicals 3.3%
b
Covestro AG, 144A, Reg S .............................. Germany 588,577 24,376,063
Diversified Telecommunication Services 9.2%
Deutsche Telekom AG .................................. Germany 1,138,088 27,579,758
Hellenic Telecommunications Organization SA ................ Greece 1,169,461 17,128,494
Koninklijke KPN NV ................................... Netherlands 6,920,361 24,454,702
69,162,954
Energy Equipment & Services 1.9%
Baker Hughes Co. ..................................... United States 498,160 14,376,898
Food Products 2.7%
Danone SA .......................................... France 327,214 20,361,379
Health Care Providers & Services 2.7%
Fresenius SE & Co. KGaA ............................... Germany 744,557 20,106,388
Household Durables 1.8%
Berkeley Group Holdings plc ............................. United Kingdom 168,967 8,754,546
Persimmon plc ....................................... United Kingdom 322,849 5,013,515
13,768,061
Household Products 2.2%
Reckitt Benckiser Group plc ............................. United Kingdom 220,602 16,784,216
Independent Power and Renewable Electricity Producers 2.5%
RWE AG ............................................ Germany 434,288 18,687,574
Industrial Conglomerates 2.6%
Siemens AG ......................................... Germany 121,662 19,710,628
Insurance 5.7%
ASR Nederland NV .................................... Netherlands 549,935 21,882,880
NN Group NV ........................................ Netherlands 573,475 20,823,797
42,706,677

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.6%
Capgemini SE ........................................ France 104,705 $ 19,458,807
Machinery 4.6%
Alstom SA ........................................... France 570,966 15,546,014
Vossloh AG .......................................... Germany 406,437 18,887,298
34,433,312
Metals & Mining 3.0%
Rio Tinto plc ......................................... Australia 335,628 22,783,601
Oil, Gas & Consumable Fuels 6.6%
BP plc .............................................. United Kingdom 3,948,943 24,961,416
Shell plc ............................................ Netherlands 859,766 24,504,114
49,465,530
Personal Care Products 2.6%
Haleon plc .......................................... United States 4,813,434 19,122,617
Pharmaceuticals 6.3%
GSK plc ............................................ United States 1,084,724 19,167,896
Novartis AG ......................................... Switzerland 306,877 28,178,537
47,346,433
Real Estate Management & Development 1.9%
Savills plc ........................................... United Kingdom 1,177,740 14,372,620
Textiles, Apparel & Luxury Goods 3.9%
adidas AG ........................................... Germany 89,036 15,784,364
Cie Financiere Richemont SA ............................ Switzerland 83,856 13,447,562
29,231,926
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 405,933 14,230,899
Trading Companies & Distributors 4.7%
a
AerCap Holdings NV ................................... Ireland 340,212 19,130,121
Rexel SA ........................................... France 685,327 16,294,214
35,424,335
Total Common Stocks (Cost $658,191,533) .....................................
716,486,732
Warrants
Warrants 0.1%
Textiles, Apparel & Luxury Goods 0.1%
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 594,402
Total Warrants (Cost $–) ......................................................
594,402
Total Long Term Investments (Cost $658,191,533) ...............................
717,081,134
a
Short Term Investments 3.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.0%
c
FHLB ,
4/03/23 ........................................... United States 12,200,000 12,200,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c
FHLB, (continued)
4/04/23 ........................................... United States 4,800,000 $ 4,799,400
16,999,400
c,d
U.S. Treasury Bills ,
6/08/23 ........................................... United States 2,500,000 2,479,129
7/13/23 ........................................... United States 1,500,000 1,480,336
7/20/23 ........................................... United States 1,500,000 1,479,176
5,438,641
Total U.S. Government and Agency Securities (Cost $22,432,851) .................
22,438,041
Total Short Term Investments (Cost $22,432,851 ) ................................
22,438,041
a
Total Investments (Cost $680,624,384) 98.6% ...................................
$739,519,175
Other Assets, less Liabilities 1.4% .............................................
10,952,193
Net Assets 100.0% ...........................................................
$750,471,368
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$24,376,063, representing 3.3% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2023, the value of this security pledged amounted to
$3,156,555, representing 0.4% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 18 $ 1,886,850 6/16/23 $ 52,673
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 809 110,261,644 6/16/23 (2,059,818)
Foreign Exchange GBP/USD ................... Short 451 34,825,656 6/16/23 (796,002)
Total Futures Contracts ...................................................................... $(2,803,147)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 42 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 10,862,422 11,571,431 4/11/23 $ 213,895 $ —
Euro ............. BOFA Sell 4,827,709 5,160,800 4/11/23 2,181 (79,269)
Euro ............. HSBK Buy 345,514 371,113 4/11/23 3,757 —
Euro ............. HSBK Sell 45,051,084 47,852,406 4/11/23 — (1,026,353)
Euro ............. UBSW Sell 48,576,013 51,705,702 4/11/23 8,821 (1,006,296)
British Pound ...... BOFA Buy 1,153,726 1,381,321 4/17/23 42,391 —
British Pound ...... HSBK Buy 3,015,152 3,667,663 4/17/23 55,719 (2,645)
British Pound ...... UBSW Buy 3,026,786 3,668,775 4/17/23 68,587 (2,272)
British Pound ...... UBSW Sell 51,162,590 62,531,173 4/17/23 — (604,075)
Swiss Franc ....... SSBT Buy 700,000 769,727 4/20/23 — (3,229)
Swiss Franc ....... UBSW Buy 214,659 232,640 4/20/23 2,411 —
Swiss Franc ....... UBSW Sell 35,263,853 38,868,058 4/20/23 315,578 (61,353)
Total Forward Exchange Contracts ................................................... $713,340 $(2,785,492)
Net unrealized appreciation (depreciation) ............................................ $(2,072,152)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Financial Services Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.9%
Banks 31.7%
a
AB&T Financial Corp. .................................. United States 226,100 $ 117,572
Bank of America Corp. ................................. United States 204,796 5,857,166
b,c
BAWAG Group AG, 144A, Reg S .......................... Austria 60,094 2,918,843
BNP Paribas SA ...................................... France 151,062 9,021,474
CaixaBank SA ........................................ Spain 1,079,441 4,212,124
Citizens Financial Group, Inc. ............................ United States 314,953 9,565,123
Columbia Banking System, Inc. ........................... United States 433,881 9,293,731
DBS Group Holdings Ltd. ............................... Singapore 147,729 3,672,800
First Horizon Corp. .................................... United States 331,858 5,900,435
ING Groep NV ....................................... Netherlands 727,182 8,635,937
JPMorgan Chase & Co. ................................. United States 84,981 11,073,874
PNC Financial Services Group, Inc. (The) ................... United States 53,850 6,844,335
Primis Financial Corp. .................................. United States 393,187 3,786,391
Synovus Financial Corp. ................................ United States 249,318 7,686,474
UniCredit SpA ........................................ Italy 463,323 8,733,053
Wells Fargo & Co. ..................................... United States 242,145 9,051,380
106,370,712
Capital Markets 5.1%
BlackRock, Inc. ....................................... United States 12,709 8,503,846
Deutsche Bank AG .................................... Germany 855,644 8,701,616
17,205,462
Consumer Finance 2.6%
Capital One Financial Corp. ............................. United States 91,224 8,772,100
Financial Services 9.9%
b
Fiserv, Inc. .......................................... United States 79,647 9,002,500
Global Payments, Inc. .................................. United States 81,258 8,551,592
Voya Financial, Inc. .................................... United States 220,359 15,746,853
33,300,945
Household Durables 2.8%
d
Cairn Homes plc ...................................... Ireland 8,521,149 9,461,287
Insurance 34.4%
ASR Nederland NV .................................... Netherlands 309,174 12,302,577
b
BRP Group, Inc., A .................................... United States 320,764 8,166,651
China Pacific Insurance Group Co. Ltd., H ................... China 2,084,821 5,527,020
Conduit Holdings Ltd. .................................. United States 1,667,976 10,083,132
b,e,f,g
Cyber Re Ltd. ........................................ United Kingdom 2,000,000 2,000,000
Direct Line Insurance Group plc .......................... United Kingdom 2,642,587 4,489,498
Everest Re Group Ltd. ................................. United States 43,470 15,563,129
Hartford Financial Services Group, Inc. (The) ................ United States 186,963 13,029,452
International General Insurance Holdings Ltd. ................ Jordan 1,335,093 11,067,921
MetLife, Inc. ......................................... United States 138,895 8,047,576
NN Group NV ........................................ Netherlands 307,559 11,167,961
Willis Towers Watson plc ................................ United States 58,769 13,656,740
115,101,657
Media 0.0%
†
b
Loyalty Ventures, Inc. .................................. United States 182,982 3,678
Office REITs 1.2%
Vornado Realty Trust ................................... United States 249,971 3,842,054
Professional Services 0.5%
SS&C Technologies Holdings, Inc. ......................... United States 29,894 1,688,114

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 2.7%
b
Cushman & Wakefield plc ............................... United States 333,883 $ 3,519,127
Savills plc ........................................... United Kingdom 449,657 5,487,416
9,006,543
Trading Companies & Distributors 2.0%
b
AerCap Holdings NV ................................... Ireland 117,429 6,603,033
Total Common Stocks (Cost $300,430,699) .....................................
311,355,585
Short Term Investments 5.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.4%
h
FHLB ,
4/03/23 ........................................... United States 11,200,000 11,200,000
4/04/23 ........................................... United States 4,400,000 4,399,451
15,599,451
h
U.S. Treasury Bills ,
i
5/11/23 ........................................... United States 1,000,000 995,098
6/01/23 ........................................... United States 1,500,000 1,488,857
2,483,955
Total U.S. Government and Agency Securities (Cost $18,079,343) .................
18,083,406
Shares
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 12,000 12,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,000) ...............................................................
12,000
Total Short Term Investments (Cost $18,091,343 ) ................................
18,095,406
a
Total Investments (Cost $318,522,042) 98.3% ...................................
$329,450,991
Other Assets, less Liabilities 1.7% .............................................
5,650,556
Net Assets 100.0% ...........................................................
$335,101,547
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding holdings of 5% voting securities.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$2,918,843, representing 0.9% of net assets.
d
A portion or all of the security is on loan at March 31, 2023.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 42 .
g
A portion or all of the security purchased on a delayed delivery basis.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2023, the value of this security pledged amounted to
$931,271, representing 0.3% of net assets.
j
See Note 5 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,450,212 6/16/23 $ (157,846)
Foreign Exchange GBP/USD ................... Short 56 4,324,250 6/16/23 (98,838)
Total Futures Contracts ...................................................................... $(256,684)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 11,139,287 11,944,553 4/11/23 $ 141,161 $ —
Euro ............. HSBK Buy 402,741 432,579 4/11/23 4,379 —
Euro ............. HSBK Sell 17,121,624 18,192,162 4/11/23 — (384,166)
Euro ............. UBSW Buy 1,872,222 2,013,453 4/11/23 17,839 —
Euro ............. UBSW Sell 16,264,633 17,285,076 4/11/23 — (361,449)
British Pound ...... BOFA Buy 348,064 424,766 4/17/23 5,333 (583)
British Pound ...... HSBK Buy 1,429,405 1,758,731 4/17/23 7,205 (2,035)
British Pound ...... UBSW Buy 2,391,398 2,949,566 4/17/23 9,214 (7,766)
British Pound ...... UBSW Sell 12,665,727 15,480,114 4/17/23 — (149,544)
Total Forward Exchange Contracts ................................................... $185,131 $(905,543)
Net unrealized appreciation (depreciation) ............................................ $(720,412)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Global Discovery Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 1.6%
Airbus SE ........................................... France 1,016,566 $ 135,786,467
Automobile Components 1.9%
Denso Corp. ......................................... Japan 2,878,154 162,488,926
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 118,085
162,607,011
Automobiles 1.6%
General Motors Co. .................................... United States 3,702,134 135,794,275
Banks 5.7%
BNP Paribas SA ...................................... France 405,337 24,206,864
DBS Group Holdings Ltd. ............................... Singapore 5,989,586 148,911,534
First Horizon Corp. .................................... United States 2,528,274 44,952,712
ING Groep NV ....................................... Netherlands 9,656,273 114,676,879
JPMorgan Chase & Co. ................................. United States 1,283,420 167,242,460
499,990,449
Biotechnology 0.6%
b
Horizon Therapeutics plc ................................ United States 515,645 56,277,495
Building Products 1.8%
Johnson Controls International plc ......................... United States 2,662,795 160,353,515
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 207,617 138,920,687
Chemicals 2.0%
d
Covestro AG, 144A, Reg S .............................. Germany 4,171,269 172,754,141
Consumer Finance 1.4%
Capital One Financial Corp. ............................. United States 1,275,209 122,624,097
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG .................................. Germany 10,734,020 260,121,954
Electrical Equipment 1.8%
Mitsubishi Electric Corp. ................................ Japan 13,104,264 156,621,314
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 3,538,450 173,737,895
Entertainment 3.6%
Activision Blizzard, Inc. ................................. United States 2,186,717 187,161,108
b
Walt Disney Co. (The) .................................. United States 1,288,062 128,973,648
316,134,756
Financial Services 5.4%
b
Fiserv, Inc. .......................................... United States 1,380,750 156,066,173
Global Payments, Inc. .................................. United States 1,401,913 147,537,324
Voya Financial, Inc. .................................... United States 2,284,522 163,251,942
466,855,439
Food Products 4.5%
Danone SA .......................................... France 3,469,891 215,919,145
Kraft Heinz Co. (The) .................................. United States 4,503,331 174,143,810
390,062,955
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 2,263,951 182,519,730

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 2,381,274 $ 176,952,471
Elevance Health, Inc. .................................. United States 347,770 159,908,124
Fresenius SE & Co. KGaA ............................... Germany 5,940,043 160,407,879
Humana, Inc. ........................................ United States 295,099 143,258,760
640,527,234
Household Durables 1.7%
DR Horton, Inc. ....................................... United States 1,550,543 151,472,546
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 2,086,254 158,729,916
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 865,294 140,187,474
Insurance 5.7%
Everest Re Group Ltd. ................................. United States 411,594 147,358,884
NN Group NV ........................................ Netherlands 4,664,045 169,358,954
Willis Towers Watson plc ................................ United States 764,202 177,585,261
494,303,099
Interactive Media & Services 1.8%
b
Meta Platforms, Inc., A ................................. United States 728,738 154,448,732
IT Services 1.8%
Capgemini SE ........................................ France 844,890 157,017,825
Machinery 1.8%
Parker-Hannifin Corp. .................................. United States 478,263 160,748,977
Media 2.1%
b
Charter Communications, Inc., A .......................... United States 510,181 182,445,827
Metals & Mining 1.6%
Rio Tinto plc ......................................... Australia 2,095,517 142,251,015
Oil, Gas & Consumable Fuels 5.6%
BP plc .............................................. United Kingdom 35,290,103 223,070,055
Suncor Energy, Inc. .................................... Canada 4,070,447 126,365,756
Williams Cos., Inc. (The) ................................ United States 4,757,375 142,055,218
491,491,029
Personal Care Products 2.0%
Haleon plc .......................................... United States 42,910,792 170,474,269
Pharmaceuticals 6.8%
e
Eli Lilly & Co. ........................................ United States 381,911 131,155,876
GSK plc ............................................ United States 9,653,704 170,588,274
Merck & Co., Inc. ..................................... United States 736,564 78,363,044
Novartis AG, ADR ..................................... Switzerland 2,335,621 214,877,132
594,984,326
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 2,065,293 150,373,983
Semiconductors & Semiconductor Equipment 3.0%
b
Renesas Electronics Corp. .............................. Japan 11,851,375 171,643,402
b
Tower Semiconductor Ltd. ............................... Israel 2,107,861 89,520,856
261,164,258

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.5%
b
Check Point Software Technologies Ltd. .................... Israel 1,005,966 $ 130,775,580
Specialized REITs 0.6%
Life Storage, Inc. ...................................... United States 374,000 49,027,660
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd. ............................ South Korea 3,521,636 173,527,143
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 5,092,568 178,531,487
Trading Companies & Distributors 1.9%
b
AerCap Holdings NV ................................... Ireland 2,910,228 163,642,120
Total Common Stocks (Cost $6,778,078,182) ....................................
8,277,286,680
Preferred Stocks 1.4%
Automobiles 1.4%
f
Volkswagen AG, 21.15% ................................ Germany 907,138 123,804,955
Total Preferred Stocks (Cost $142,440,308) .....................................
123,804,955
Principal
Amount
*
Corporate Bonds 0.6%
Passenger Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 9,845,000 10,780,767
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 25,233,849
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 7,150,433
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,028,422
33,412,704
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 8,153,000 6,145,445
Total Corporate Bonds (Cost $68,318,675) ......................................
50,338,916
Shares
a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,988,837,165) .............................
8,451,430,551
a
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.0%
h
FHLB ,
4/03/23 ........................................... United States 97,800,000 97,800,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
h
FHLB, (continued)
4/04/23 ........................................... United States 38,300,000 $ 38,295,215
136,095,215
e,h
U.S. Treasury Bills ,
5/18/23 ........................................... United States 3,000,000 2,982,469
5/25/23 ........................................... United States 3,000,000 2,980,023
6/01/23 ........................................... United States 10,000,000 9,925,717
6/15/23 ........................................... United States 5,000,000 4,952,994
7/06/23 ........................................... United States 4,000,000 3,951,564
7/13/23 ........................................... United States 5,000,000 4,934,452
8/03/23 ........................................... United States 5,000,000 4,920,276
34,647,495
Total U.S. Government and Agency Securities (Cost $170,706,363) ................
170,742,710
Total Short Term Investments (Cost $170,706,363 ) ...............................
170,742,710
a
Total Investments (Cost $7,159,543,528) 98.9% ..................................
$8,622,173,261
Securities Sold Short (0.1)% ..................................................
(11,300,036)
Other Assets, less Liabilities 1.2% .............................................
113,347,396
Net Assets 100.0% ...........................................................
$8,724,220,621
Shares
Securities Sold Short (0.1)%
Common Stocks (0.1)%
Specialized REITs (0.1)%
Public Storage ....................................... United States 37,400 (11,300,036)
Total Common Stocks (Proceeds $11,143,978) ..................................
(11,300,036)
Total Securities Sold Short (Proceeds $11,143,978) ..............................
$(11,300,036)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $223,093,057, representing 2.6% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2023, the aggregate value of these securities pledged amounted to $25,899,072, representing 0.3% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 42 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 261,002,531 6/16/23 $ (4,875,648)
Foreign Exchange GBP/USD ................... Short 355 27,412,656 6/16/23 (626,564)
Total Futures Contracts ...................................................................... $(5,502,212)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 38,987,133 41,503,850 4/11/23 $ 816,921 $ (21,174)
Euro ............. HSBK Buy 9,114,039 9,818,509 4/11/23 87,617 (17,731)
Euro ............. HSBK Sell 110,558,592 117,614,848 4/11/23 9,066 (2,346,197)
Euro ............. UBSW Buy 25,638,315 27,734,477 4/11/23 188,973 (106,826)
Euro ............. UBSW Sell 109,495,310 116,363,320 4/11/23 — (2,435,037)
British Pound ...... BOFA Buy 1,998,650 2,426,952 4/17/23 39,406 —
British Pound ...... BOFA Sell 4,744,095 5,735,223 4/17/23 — (119,048)
British Pound ...... HSBK Buy 2,796,732 3,425,903 4/17/23 25,295 —
British Pound ...... UBSW Buy 1,200,000 1,461,580 4/17/23 19,235 —
British Pound ...... UBSW Sell 22,200,382 27,049,987 4/17/23 — (345,551)
South Korean Won .. HSBK Buy 11,317,334,496 8,916,205 5/12/23 — (233,648)
South Korean Won .. HSBK Sell 85,788,595,955 64,488,237 5/12/23 1,173,179 (2,501,180)
South Korean Won .. UBSW Sell 81,361,131,541 58,863,076 5/12/23 — (3,556,452)
Japanese Yen ...... BOFA Sell 19,112,057,441 144,674,450 5/17/23 — (244,293)
Total Forward Exchange Contracts ................................................... $2,359,692 $(11,927,137)
Net unrealized appreciation (depreciation) ............................................ $(9,567,445)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Quest Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 69.7%
Automobile Components 1.1%
Denso Corp. ......................................... Japan 536,376 $ 30,281,618
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 78,786
30,360,404
Automobiles 0.5%
General Motors Co. .................................... United States 380,292 13,949,111
Banks 5.6%
d
First Horizon Corp. .................................... United States 4,824,172 85,773,778
PNC Financial Services Group, Inc. (The) ................... United States 234,574 29,814,355
Wells Fargo & Co. ..................................... United States 904,468 33,809,014
149,397,147
Beverages 0.5%
Heineken NV ........................................ Netherlands 131,135 14,091,216
Biotechnology 4.2%
b
Horizon Therapeutics plc ................................ United States 1,026,027 111,980,587
Broadline Retail 0.5%
eBay, Inc. ........................................... United States 290,949 12,909,407
Chemicals 3.1%
Avient Corp. ......................................... United States 731,744 30,118,583
e
Covestro AG, 144A, Reg S .............................. Germany 1,281,394 53,069,251
83,187,834
Communications Equipment 0.3%
a,b,c,f
Inclusive Language Services LLC, Membership Interests, B ...... United States 106,532 7,888,670
a,b,c
Sorenson Communications LLC, Membership Interests ......... United States 224,279 —
7,888,670
Containers & Packaging 1.0%
International Paper Co. ................................. United States 749,807 27,038,040
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG .................................. Germany 558,741 13,540,202
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 10,262,745
23,802,947
Electric Utilities 1.2%
Entergy Corp. ........................................ United States 285,201 30,727,556
Entertainment 3.9%
d
Activision Blizzard, Inc. ................................. United States 906,180 77,559,946
b,g
Walt Disney Co. (The) .................................. United States 268,380 26,872,890
104,432,836
Financial Services 3.5%
b
Fiserv, Inc. .......................................... United States 284,453 32,151,723
Global Payments, Inc. .................................. United States 305,335 32,133,455
g
Voya Financial, Inc. .................................... United States 401,677 28,703,838
92,989,016
Food Products 0.9%
Danone SA .......................................... France 375,249 23,350,429
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 648,225 52,259,899

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.2%
CVS Health Corp. ..................................... United States 602,873 $ 44,799,493
Elevance Health, Inc. .................................. United States 77,273 35,530,898
Humana, Inc. ........................................ United States 66,575 32,319,499
112,649,890
Household Products 1.3%
Reckitt Benckiser Group plc ............................. United Kingdom 443,937 33,776,368
Insurance 8.6%
ASR Nederland NV .................................... Netherlands 686,214 27,305,661
China Pacific Insurance Group Co. Ltd., H ................... China 10,133,831 26,865,562
Conduit Holdings Ltd. .................................. United States 3,154,832 19,071,369
a,b,c,h
Cyber Re Ltd. ........................................ United Kingdom 15,000,000 15,000,000
Direct Line Insurance Group plc .......................... United Kingdom 8,185,696 13,906,701
Everest Re Group Ltd. ................................. United States 111,806 40,028,784
Hartford Financial Services Group, Inc. (The) ................ United States 284,862 19,852,033
NN Group NV ........................................ Netherlands 893,024 32,427,134
Willis Towers Watson plc ................................ United States 148,520 34,513,077
228,970,321
Media 3.8%
b
Charter Communications, Inc., A .......................... United States 132,419 47,354,359
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 5,567,327 6,680,792
Comcast Corp., A ..................................... United States 1,252,116 47,467,718
b
Loyalty Ventures, Inc. .................................. United States 329,767 6,628
a,b,c
Tenerity, Inc. ......................................... United States 1 49
101,509,546
Office REITs 1.3%
Vornado Realty Trust ................................... United States 2,294,245 35,262,546
Oil, Gas & Consumable Fuels 3.4%
BP plc .............................................. United Kingdom 4,720,210 29,836,623
Suncor Energy, Inc. .................................... Canada 914,653 28,395,117
g
Williams Cos., Inc. (The) ................................ United States 1,101,439 32,888,969
91,120,709
Passenger Airlines 0.3%
Spirit Airlines, Inc. ..................................... United States 505,084 8,672,292
Personal Care Products 0.7%
Haleon plc .......................................... United States 4,358,420 17,314,956
Pharmaceuticals 6.3%
b
Bausch Health Cos., Inc. ................................ United States 780,420 6,321,402
b
Elanco Animal Health, Inc. ............................... United States 1,019,370 9,582,078
g
Eli Lilly & Co. ........................................ United States 78,179 26,848,232
GSK plc ............................................ United States 2,431,576 42,967,793
Merck & Co., Inc. ..................................... United States 207,990 22,128,056
Novartis AG, ADR ..................................... Switzerland 635,142 58,433,064
166,280,625
Real Estate Management & Development 1.0%
b
Cushman & Wakefield plc ............................... United States 1,233,535 13,001,459
Savills plc ........................................... United Kingdom 1,155,329 14,099,126
27,100,585

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 2.7%
b
Tower Semiconductor Ltd. ............................... Israel 1,692,150 $ 71,865,610
Software 3.0%
b
ACI Worldwide, Inc. .................................... United States 935,396 25,236,984
b
Check Point Software Technologies Ltd. .................... Israel 295,398 38,401,740
g
Gen Digital, Inc. ...................................... United States 864,406 14,833,207
78,471,931
Specialized REITs 1.8%
Life Storage, Inc. ...................................... United States 256,600 33,637,694
Uniti Group, Inc. ...................................... United States 4,068,001 14,441,404
48,079,098
Specialty Retail 0.0%
a,b,c,f
Wayne Services Legacy, Inc. ............................. United States 7,104 —
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 1,481,381 51,933,161
Wireless Telecommunication Services 0.1%
b
Intelsat SA .......................................... Luxembourg 106,029 2,756,754
Total Common Stocks (Cost $1,937,360,980) ....................................
1,854,129,491
Preferred Stocks 0.5%
Automobiles 0.5%
i
Volkswagen AG, 21.15% ................................ Germany 104,994 14,329,438
Total Preferred Stocks (Cost $15,088,765) ......................................
14,329,438
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
b
Intelsat Jackson Holdings SA, B, 12/05/25 ................... Luxembourg 128,313 855,399
Total Rights (Cost $–) ........................................................
855,399
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 578,712
Media 0.1%
a,b,c
Tenerity, Inc., 4/10/24 .................................. United States 48,380 930,380
Wireless Telecommunication Services 0.0%
†
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 894,984
894,984
Total Warrants (Cost $9,489,651) ..............................................
2,404,076
Units
Limited Partnerships 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP ........................................ United States 204,540 9,345,432
Total Limited Partnerships (Cost $8,789,287) ...................................
9,345,432

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 14.2%
Diversified REITs 0.4%
e
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC , Senior
Note , 144A, 6% , 1/15/30 .............................. United States 1,000,000 $ 586,250
e
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC , Senior
Secured Note , 144A, 10.5% , 2/15/28 ..................... United States 10,000,000 9,709,000
10,295,250
Diversified Telecommunication Services 2.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 19,628,717 14,987,801
e
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 49,363,000 40,477,660
55,465,461
Health Care Providers & Services 0.1%
e
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 1,926,400
Media 1.7%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 23,277,900
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 13,520,400
e
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 7,756,000 7,531,503
44,329,803
Passenger Airlines 0.9%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 22,260,000 24,375,813
Pharmaceuticals 4.6%
e
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 55,459,000 41,201,319
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 35,481,000 16,256,857
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 80,000,000 30,710,773
Senior Note, 144A, 9%, 12/15/25 ....................... United States 17,107,000 13,638,159
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 30,000,000 19,446,600
121,253,708
Software 2.4%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 85,772,000 64,651,918
Specialty Retail 2.0%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 62,226,000 45,196,299
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 10,581,000 9,280,595
54,476,894
Total Corporate Bonds (Cost $505,526,080) .....................................
376,775,247
Senior Floating Rate Interests 6.1%
Communications Equipment 3.9%
a,c,j
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 4/01/30 ........................ United States 24,776,325 23,189,394
Term Loan, B, PIK, 8%, 4/01/30 ......................... United States 100,415,114 79,280,481
102,469,875
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Health Care Providers & Services 0.4%
k
Covetrus Midco 2 LP , First Lien, Initial CME Term Loan , 9.898% ,
( 3-month SOFR + 5% ), 10/13/29 ........................ United States 12,251,963 $ 11,608,735
Media 0.1%
k
Loyalty Ventures, Inc. , Term Loan, B , 11.5% , ( 3-month USD LIBOR +
3.5% ), 11/03/27 ..................................... United States 27,715,757 3,210,316
k
Software 1.7%
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.326% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 29,041,691
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.84% , ( 1-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 22,366,177 17,103,863
46,145,554
a a a a a a
Total Senior Floating Rate Interests (Cost $227,177,515) .........................
163,434,480
Shares
a
Companies in Liquidation 0.0%
a,b,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,703,432,278) .............................
2,421,273,563
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Exchange-Traded
Equity Options
Carvana Co., January Strike Price $2.50, Expires 1/19/24 ....... 3,000 2,937,000 223,500
Total Options Purchased (Cost $275,855) ......................................
223,500
Short Term Investments 5.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.9%
m
FHLB ,
4/03/23 ........................................... United States 102,300,000 102,300,000
4/04/23 ........................................... United States 40,200,000 40,194,977
142,494,977
g,m
U.S. Treasury Bills ,
5/04/23 ........................................... United States 10,000,000 9,960,271
5/18/23 ........................................... United States 1,000,000 994,156

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g,m
U.S. Treasury Bills, (continued)
6/01/23 ........................................... United States 5,000,000 $ 4,962,859
15,917,286
Total U.S. Government and Agency Securities (Cost $158,376,520) ................
158,412,263
Total Short Term Investments (Cost $158,376,520 ) ...............................
158,412,263
a
Total Investments (Cost $2,862,084,653) 96.9% ..................................
$2,579,909,326
Options Written (0.0)%
†
......................................................
(516,000)
Securities Sold Short (0.7)% ..................................................
(19,193,855)
Other Assets, less Liabilities 3.8% .............................................
98,985,576
Net Assets 100.0% ...........................................................
$2,659,185,047
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Activision Blizzard, Inc., April Strike Price $85.00, Expires 4/21/23 . 800 6,847,200 (172,000)
Activision Blizzard, Inc., May Strike Price $85.00, Expires 5/19/23 . 800 6,847,200 (344,000)
First Horizon Corp., May Strike Price $23.00, Expires 5/19/23 .... 2,000 3,556,000 —
(516,000)
Total Options Written (Premiums received $560,531) ............................
$ (516,000)
Country Shares
Securities Sold Short (0.7)%
Common Stocks (0.7)%
Diversified Telecommunication Services (0.4)%
Frontier Communications Parent, Inc. ...................... United States 470,937 (10,723,236)
Specialized REITs (0.3)%
Extra Space Storage, Inc. ............................... United States 4,405 (717,707)
Public Storage ....................................... United States 25,660 (7,752,912)
(8,470,619)
Total Common Stocks (Proceeds $21,814,940) ..................................
(19,193,855)
Total Securities Sold Short (Proceeds $21,814,940) ..............................
$(19,193,855)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is held in connection with written option contracts open at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 42 .
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $414,856,697, representing 15.6% of net assets.
f
See Note 4 regarding holdings of 5% voting securities.
g
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and open written options contracts. At March 31,
2023, the aggregate value of these securities pledged amounted to $67,539,825, representing 2.5% of net assets.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Variable rate security. The rate shown represents the yield at period end.
j
Income may be received in additional securities and/or cash.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 143 $ 19,490,006 6/16/23 $ (363,951)
Foreign Exchange GBP/USD ................... Short 275 21,235,156 6/16/23 (485,367)
Total Futures Contracts ...................................................................... $(849,318)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 5,198,231 5,526,760 4/11/23 $ 113,129 $ —
Euro ............. HSBK Buy 8,000,000 8,592,712 4/11/23 86,992 —
Euro ............. HSBK Sell 17,817,229 18,925,122 4/11/23 — (405,912)
Euro ............. UBSW Buy 2,501,880 2,677,852 4/11/23 36,595 —
Euro ............. UBSW Sell 17,816,865 18,934,695 4/11/23 — (395,944)
British Pound ...... BOFA Buy 4,103,449 4,972,276 4/17/23 95,654 (4,224)
British Pound ...... HSBK Buy 5,718,802 6,985,803 4/17/23 76,322 (5,054)
British Pound ...... UBSW Buy 14,018,796 17,048,483 4/17/23 262,242 (11,364)
British Pound ...... UBSW Sell 50,113,757 61,249,285 4/17/23 — (591,692)
Total Forward Exchange Contracts ................................................... $670,934 $(1,414,190)
Net unrealized appreciation (depreciation) ............................................ $(743,256)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Shares Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 89.4%
Automobile Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 $ 223,679
Automobiles 1.9%
General Motors Co. .................................... United States 3,557,202 130,478,169
Banks 5.6%
Bank of America Corp. ................................. United States 4,916,834 140,621,452
First Horizon Corp. .................................... United States 2,901,455 51,587,870
JPMorgan Chase & Co. ................................. United States 1,417,449 184,707,779
376,917,101
Biotechnology 0.7%
b
Horizon Therapeutics plc ................................ United States 415,550 45,353,127
Building Products 1.8%
Johnson Controls International plc ......................... United States 2,071,866 124,767,771
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 171,554 114,790,212
Consumer Finance 2.1%
Bread Financial Holdings, Inc. ............................ United States 1,466,606 44,467,494
Capital One Financial Corp. ............................. United States 1,031,656 99,204,041
143,671,535
Containers & Packaging 1.9%
International Paper Co. ................................. United States 3,492,896 125,953,830
Diversified Telecommunication Services 0.2%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 13,425,460
Electronic Equipment, Instruments & Components 2.3%
b
Flex Ltd. ............................................ United States 6,689,973 153,936,279
Energy Equipment & Services 2.4%
Schlumberger NV ..................................... United States 3,289,690 161,523,779
Entertainment 4.3%
Activision Blizzard, Inc. ................................. United States 1,870,881 160,128,705
b
Walt Disney Co. (The) .................................. United States 1,283,479 128,514,752
288,643,457
Financial Services 6.8%
b
Fiserv, Inc. .......................................... United States 1,528,322 172,746,235
Global Payments, Inc. .................................. United States 1,315,433 138,436,169
Voya Financial, Inc. .................................... United States 2,071,828 148,052,829
459,235,233
Food Products 2.5%
Kraft Heinz Co. (The) .................................. United States 4,276,007 165,353,191
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 1,730,730 139,531,453
Health Care Providers & Services 5.8%
CVS Health Corp. ..................................... United States 2,109,344 156,745,352
Elevance Health, Inc. .................................. United States 271,296 124,744,614
Humana, Inc. ........................................ United States 233,632 113,418,991
394,908,957

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 1,511,575 $ 147,665,762
Insurance 4.1%
a,b,c,e
Cyber Re Ltd. ........................................ United Kingdom 35,000,000 35,000,000
Everest Re Group Ltd. ................................. United States 268,755 96,219,665
Willis Towers Watson plc ................................ United States 624,260 145,065,539
276,285,204
Interactive Media & Services 2.6%
b
Meta Platforms, Inc., A ................................. United States 821,920 174,197,725
Machinery 2.1%
Parker-Hannifin Corp. .................................. United States 429,621 144,399,914
Media 3.8%
b
Charter Communications, Inc., A .......................... United States 377,249 134,908,015
Comcast Corp., A ..................................... United States 3,231,399 122,502,336
257,410,351
Metals & Mining 1.1%
Alcoa Corp. .......................................... United States 1,777,415 75,646,782
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 21,182,711 133,896,705
Chevron Corp. ....................................... United States 702,996 114,700,827
Williams Cos., Inc. (The) ................................ United States 3,787,152 113,084,359
361,681,891
Pharmaceuticals 8.0%
b
Elanco Animal Health, Inc. ............................... United States 2,382,540 22,395,876
f
Eli Lilly & Co. ........................................ United States 302,258 103,801,442
GSK plc ............................................ United States 7,917,848 139,914,382
Merck & Co., Inc. ..................................... United States 967,049 102,884,343
Novartis AG, ADR ..................................... Switzerland 1,883,640 173,294,880
542,290,923
Professional Services 3.4%
KBR, Inc. ........................................... United States 2,176,026 119,790,231
SS&C Technologies Holdings, Inc. ......................... United States 1,978,222 111,710,197
231,500,428
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 2,111,230 153,718,656
Retail REITs 2.0%
Brixmor Property Group, Inc. ............................. United States 6,163,965 132,648,527
Software 3.7%
Gen Digital, Inc. ...................................... United States 5,125,534 87,954,164
Oracle Corp. ......................................... United States 1,757,309 163,289,152
251,243,316
Specialized REITs 0.6%
Life Storage, Inc. ...................................... United States 301,200 39,484,308
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc. ........................................ United States 3,207,904 138,292,741

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 3,624,865 $ 127,077,840
Wireless Telecommunication Services 2.1%
b
T-Mobile US, Inc. ..................................... United States 987,826 143,076,718
Total Common Stocks (Cost $4,936,062,965) ....................................
6,035,334,319
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 757,057
Total Warrants (Cost $1,519,716) ..............................................
757,057
Principal
Amount
*
Corporate Bonds 3.3%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 8,069,491
Hotels, Restaurants & Leisure 0.2%
g
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 9,230,300 9,938,218
Media 0.2%
g
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 16,705,000 16,221,474
Oil, Gas & Consumable Fuels 0.6%
g
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 42,922,000 43,043,040
Passenger Airlines 0.1%
g
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 8,774,000 9,607,969
Pharmaceuticals 0.1%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 5,854,686
g
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 842,669
6,697,355
Software 1.0%
g
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 86,667,000 65,326,537
Specialty Retail 1.0%
g
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 66,378,000 48,212,001
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 21,151,000 18,551,542
66,763,543
Total Corporate Bonds (Cost $262,854,861) .....................................
225,667,627

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 1.2%
h
Software 1.2%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.34% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 20,487,800 $ 19,854,010
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.326% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 24,878,390
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.84% , ( 1-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,333,120 36,196,584
80,928,984
a a a a a a
Total Senior Floating Rate Interests (Cost $107,138,267) .........................
80,928,984
Shares
a
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,307,575,809) .............................
6,342,687,987
a
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.0%
j
FHLB ,
4/03/23 ........................................... United States 189,600,000 189,600,000
4/04/23 ........................................... United States 74,400,000 74,390,704
263,990,704
j
U.S. Treasury Bills ,
f
4/20/23 ........................................... United States 1,000,000 997,808
f
4/27/23 ........................................... United States 1,000,000 996,937
f
5/11/23 ........................................... United States 1,000,000 995,098
f
5/18/23 ........................................... United States 1,000,000 994,156
6/08/23 ........................................... United States 5,000,000 4,958,257
8,942,256
Total U.S. Government and Agency Securities (Cost $272,869,089) ................
272,932,960
Total Short Term Investments (Cost $272,869,089 ) ...............................
272,932,960
a
Total Investments (Cost $5,580,444,898) 97.9% ..................................
$6,615,620,947
Securities Sold Short (0.1)% ..................................................
(9,100,457)
Other Assets, less Liabilities 2.2% .............................................
145,440,906
Net Assets 100.0% ...........................................................
$6,751,961,396

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 3 1 , 202 3 , the Fund had the following forward exchange contracts outstanding.
a
a a
Country Shares a Value
Securities Sold Short (0.1)%
Common Stocks (0.1)%
Specialized REITs (0.1)%
Public Storage ....................................... United States 30,120 (9,100,457)
Total Common Stocks (Proceeds $8,974,804) ...................................
(9,100,457)
Total Securities Sold Short (Proceeds $8,974,804) ...............................
$(9,100,457)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 4 regarding holdings of 5% voting securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2023, the aggregate value of these securities pledged amounted to $15,289,466, representing 0.2% of net assets.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $217,598,136, representing 3.2% of net assets.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 347 $ 26,794,906 6/16/23 $ (612,445)
Total Futures Contracts ...................................................................... $(612,445)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 28,754,656 31,335,094 4/11/23 $ — $ (137,356)
Euro ............. HSBK Buy 13,822,377 14,866,660 4/11/23 130,107 —
Euro ............. HSBK Sell 29,266,266 31,086,072 4/11/23 — (666,744)
Euro ............. UBSW Buy 15,954,901 17,377,029 4/11/23 — (66,551)
Euro ............. UBSW Sell 29,265,669 31,101,796 4/11/23 — (650,370)
British Pound ...... BOFA Buy 686,682 840,224 4/17/23 7,150 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 42 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... BOFA Sell 7,891,501 9,515,068 4/17/23 $ — $ (223,140)
British Pound ...... HSBK Buy 1,032,248 1,261,000 4/17/23 12,806 —
British Pound ...... UBSW Sell 13,079,153 15,947,531 4/17/23 — (192,301)
Total Forward Exchange Contracts ................................................... $150,063 $(1,936,462)
Net unrealized appreciation (depreciation) ............................................ $(1,786,399)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective May 1, 2023, Franklin Mutual European Fund was renamed Franklin Mutual International Value Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 88,000
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $88,000
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Financial Services Fund
2,000,000 Cyber Re Ltd. .............................. 2/08/23 $ 2,000,000 $ 2,000,000
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $2,000,000 $2,000,000
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,499 $ 118,085
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,499 $118,085
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2023, investments in “affiliated companies” were as follows:
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
15,000,000 Cyber Re Ltd. .............................. 2/08/23 $ 15,000,000 $ 15,000,000
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 — 7,888,670
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 78,786
224,279 Sorenson Communications LLC, Membership Interests . 4/01/22 — —
24,776,325
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 12/30/22 24,629,377 23,189,394
100,415,114
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 12/30/22 99,315,377 79,280,481
1 Tenerity, Inc. ............................... 1/31/22 204 49
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 930,380
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 10,262,745
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 578,712
Total Restricted Securities (Value is 5.2% of Net Assets) .............. $161,249,433 $137,209,217
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
35,000,000 Cyber Re Ltd. .............................. 2/08/23 $ 35,000,000 $ 35,000,000
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 4,804,678 223,679
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 13,425,460
119,757 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,519,716 757,057
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $58,146,830 $49,406,196
†
Rounds to less than 0.1% of net assets.
3. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 136,791 $ — $ — $ — $ (19,219) $ 117,572 226,100 $ 288
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $136,791 $— $— $ — $ (19,219) $117,572 $288
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B .......... 9,476,129 — — — (1,587,459) 7,888,670 106,532 —
Sorenson Communications
LLC, Membership Interests — — — — —
a
—
a
—
a
—
Wayne Services Legacy,
Inc. ............... — — — — — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ 23,170,071 — — — —
a
—
a
—
a
579,247
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... 78,322,185 — — — —
a
—
a
—
a
1,568,784
Total Affiliated Securities
(Value is 0.3% of Net
Assets) ............ $110,968,385 $— $— $ — $ (1,587,459) $7,888,670 $2,148,031
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 254,651 — — — (30,972) 223,679 7,234,813 —
Wayne Services Legacy,
Inc. ............... — — — — — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $254,651 $— $— $ — $ (30,972) $223,679 $—
*
Rounds to less than 0.1% of net assets.
a
As of March 31, 2023, no longer an affiliate.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2023, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $3,000 $123,000 $(114,000) $— $— $12,000 12,000 $292
Total Affiliated Securities ... $3,000 $123,000 $(114,000) $— $— $12,000 $292
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $10,941,000 $(10,941,000) $— $— $— — $7,688
Total Affiliated Securities ... $— $10,941,000 $(10,941,000) $— $— $— $7,688

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 99,385,100 $ — $ 99,385,100
Automobile Components ................. — — 88,000 88,000
Banks ............................... 113,502,356 165,331,927 — 278,834,283
Beverages ........................... — 104,540,842 — 104,540,842
Building Products ...................... 94,790,917 — — 94,790,917
Capital Markets ........................ 91,053,850 — — 91,053,850
Containers & Packaging ................. 75,996,162 — — 75,996,162
Diversified Telecommunication Services ..... — 104,606,514 — 104,606,514
Electrical Equipment .................... 99,200,914 — — 99,200,914
Energy Equipment & Services ............. 66,943,382 — — 66,943,382
Entertainment ......................... 69,010,532 — — 69,010,532
Financial Services ...................... 98,832,673 — — 98,832,673
Food Products ........................ 71,858,257 — — 71,858,257
Health Care Equipment & Supplies ......... 109,186,246 — — 109,186,246
Health Care Providers & Services .......... 68,154,418 — — 68,154,418
Household Products .................... — 107,048,544 — 107,048,544
Insurance ............................ 90,143,667 — — 90,143,667
Interactive Media & Services .............. 86,124,362 — — 86,124,362
Media ............................... 97,711,926 — — 97,711,926
Metals & Mining ....................... — 74,960,076 — 74,960,076
Oil, Gas & Consumable Fuels ............. — 119,761,140 — 119,761,140
Personal Care Products ................. — 102,039,123 — 102,039,123
Pharmaceuticals ....................... 262,156,912 92,531,833 — 354,688,745
Retail REITs .......................... 64,628,842 — — 64,628,842
Software ............................. 52,296,730 — — 52,296,730
Textiles, Apparel & Luxury Goods .......... 81,199,797 173,462,295 — 254,662,092
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 69,482,289 — 69,482,289
Total Investments in Securities ........... $1,692,791,943 $1,213,149,683
b
$88,000 $2,906,029,626
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 27,065,631 — 27,065,631
Automobile Components ................. — 17,708,047 — 17,708,047
Banks ............................... — 66,744,883 — 66,744,883
Beverages ........................... — 45,306,285 — 45,306,285
Capital Markets ........................ — 13,750,968 — 13,750,968
Chemicals ........................... — 24,376,063 — 24,376,063
Diversified Telecommunication Services ..... — 69,162,954 — 69,162,954
Energy Equipment & Services ............. 14,376,898 — — 14,376,898
Food Products ........................ — 20,361,379 — 20,361,379
Health Care Providers & Services .......... — 20,106,388 — 20,106,388
Household Durables .................... — 13,768,061 — 13,768,061
Household Products .................... — 16,784,216 — 16,784,216
Independent Power and Renewable Electricity
Producers ............................ — 18,687,574 — 18,687,574
Industrial Conglomerates ................ — 19,710,628 — 19,710,628
Insurance ............................ — 42,706,677 — 42,706,677
IT Services ........................... — 19,458,807 — 19,458,807
Machinery ............................ — 34,433,312 — 34,433,312
Metals & Mining ....................... — 22,783,601 — 22,783,601
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ — $ 49,465,530 $ — $ 49,465,530
Personal Care Products ................. — 19,122,617 — 19,122,617
Pharmaceuticals ....................... — 47,346,433 — 47,346,433
Real Estate Management & Development .... — 14,372,620 — 14,372,620
Textiles, Apparel & Luxury Goods .......... — 29,231,926 — 29,231,926
Tobacco ............................. — 14,230,899 — 14,230,899
Trading Companies & Distributors .......... 19,130,121 16,294,214 — 35,424,335
Warrants ............................... 594,402 — — 594,402
Short Term Investments ................... — 22,438,041 — 22,438,041
Total Investments in Securities ........... $34,101,421 $705,417,754
c
$— $739,519,175
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 713,340 $ — $ 713,340
Futures contracts ........................ 52,673 — — 52,673
Total Other Financial Instruments ......... $52,673 $713,340 $— $766,013
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,785,492 $ — $ 2,785,492
Futures contracts ........................ 2,855,820 — — 2,855,820
Total Other Financial Instruments ......... $2,855,820 $2,785,492 $— $5,641,312
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 69,176,481 37,194,231 — 106,370,712
Capital Markets ........................ 8,503,846 8,701,616 — 17,205,462
Consumer Finance ..................... 8,772,100 — — 8,772,100
Financial Services ...................... 33,300,945 — — 33,300,945
Household Durables .................... 9,461,287 — — 9,461,287
Insurance ............................ 79,614,601 33,487,056 2,000,000 115,101,657
Media ............................... 3,678 — — 3,678
Office REITs .......................... 3,842,054 — — 3,842,054
Professional Services ................... 1,688,114 — — 1,688,114
Real Estate Management & Development .... 3,519,127 5,487,416 — 9,006,543
Trading Companies & Distributors .......... 6,603,033 — — 6,603,033
Short Term Investments ................... 12,000 18,083,406 — 18,095,406
Total Investments in Securities ........... $224,497,266 $102,953,725
d
$2,000,000 $329,450,991
Other Financial Instruments:
Forward exchange contracts ............... $— $185,131 $— $185,131
Total Other Financial Instruments ......... $— $185,131 $— $185,131
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $905,543 $— $905,543
Futures contracts ........................ 256,684 — — 256,684
Total Other Financial Instruments ......... $256,684 $905,543 $— $1,162,227
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 135,786,467 $ — $ 135,786,467
Automobile Components ................. — 162,488,926 118,085 162,607,011
Automobiles .......................... 135,794,275 — — 135,794,275
Banks ............................... 212,195,172 287,795,277 — 499,990,449
Biotechnology ......................... 56,277,495 — — 56,277,495
Building Products ...................... 160,353,515 — — 160,353,515
Capital Markets ........................ 138,920,687 — — 138,920,687
Chemicals ........................... — 172,754,141 — 172,754,141
Consumer Finance ..................... 122,624,097 — — 122,624,097
Diversified Telecommunication Services ..... — 260,121,954 — 260,121,954
Electrical Equipment .................... — 156,621,314 — 156,621,314
Energy Equipment & Services ............. 173,737,895 — — 173,737,895
Entertainment ......................... 316,134,756 — — 316,134,756
Financial Services ...................... 466,855,439 — — 466,855,439
Food Products ........................ 174,143,810 215,919,145 — 390,062,955
Health Care Equipment & Supplies ......... 182,519,730 — — 182,519,730
Health Care Providers & Services .......... 480,119,355 160,407,879 — 640,527,234
Household Durables .................... 151,472,546 — — 151,472,546
Household Products .................... — 158,729,916 — 158,729,916
Industrial Conglomerates ................ — 140,187,474 — 140,187,474
Insurance ............................ 324,944,145 169,358,954 — 494,303,099
Interactive Media & Services .............. 154,448,732 — — 154,448,732
IT Services ........................... — 157,017,825 — 157,017,825
Machinery ............................ 160,748,977 — — 160,748,977
Media ............................... 182,445,827 — — 182,445,827
Metals & Mining ....................... — 142,251,015 — 142,251,015
Oil, Gas & Consumable Fuels ............. 268,420,974 223,070,055 — 491,491,029
Personal Care Products ................. — 170,474,269 — 170,474,269
Pharmaceuticals ....................... 424,396,052 170,588,274 — 594,984,326
Real Estate Management & Development .... 150,373,983 — — 150,373,983
Semiconductors & Semiconductor Equipment . 89,520,856 171,643,402 — 261,164,258
Software ............................. 130,775,580 — — 130,775,580
Specialized REITs ...................... 49,027,660 — — 49,027,660
Technology Hardware, Storage & Peripherals . — 173,527,143 — 173,527,143
Tobacco ............................. — 178,531,487 — 178,531,487
Trading Companies & Distributors .......... 163,642,120 — — 163,642,120
Preferred Stocks ......................... — 123,804,955 — 123,804,955
Corporate Bonds ........................ — 50,338,916 — 50,338,916
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 170,742,710 — 170,742,710
Total Investments in Securities ........... $4,869,893,678 $3,752,161,498
e
$118,085 $8,622,173,261
Other Financial Instruments:
Forward exchange contracts ............... $— $2,359,692 $— $2,359,692
Total Other Financial Instruments ......... $— $2,359,692 $— $2,359,692
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $11,300,036 $— $— $11,300,036
Forward exchange contracts ................ — 11,927,13 7 — 11,927,13 7
Futures contracts ........................ 5,502,212 — — 5,502,212
Total Other Financial Instruments ......... $16,802,248 $11,927,137 $— $28,729,385
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components ................. $ — $ 30,281,618 $ 78,786 $ 30,360,404
Automobiles .......................... 13,949,111 — — 13,949,111
Banks ............................... 149,397,147 — — 149,397,147
Beverages ........................... — 14,091,216 — 14,091,216
Biotechnology ......................... 111,980,587 — — 111,980,587
Broadline Retail ....................... 12,909,407 — — 12,909,407
Chemicals ........................... 30,118,583 53,069,251 — 83,187,834
Communications Equipment .............. — — 7,888,670
a
7,888,670
Containers & Packaging ................. 27,038,040 — — 27,038,040
Diversified Telecommunication Services ..... — 13,540,202 10,262,745 23,802,947
Electric Utilities ........................ 30,727,556 — — 30,727,556
Entertainment ......................... 104,432,836 — — 104,432,836
Financial Services ...................... 92,989,016 — — 92,989,016
Food Products ........................ — 23,350,429 — 23,350,429
Health Care Equipment & Supplies ......... 52,259,899 — — 52,259,899
Health Care Providers & Services .......... 112,649,890 — — 112,649,890
Household Products .................... — 33,776,368 — 33,776,368
Insurance ............................ 113,465,263 100,505,058 15,000,000 228,970,321
Media ............................... 101,509,497 — 49 101,509,546
Office REITs .......................... 35,262,546 — — 35,262,546
Oil, Gas & Consumable Fuels ............. 61,284,086 29,836,623 — 91,120,709
Passenger Airlines ..................... 8,672,292 — — 8,672,292
Personal Care Products ................. — 17,314,956 — 17,314,956
Pharmaceuticals ....................... 123,312,832 42,967,793 — 166,280,625
Real Estate Management & Development .... 13,001,459 14,099,126 — 27,100,585
Semiconductors & Semiconductor Equipment . 71,865,610 — — 71,865,610
Software ............................. 78,471,931 — — 78,471,931
Specialized REITs ...................... 48,079,098 — — 48,079,098
Specialty Retail ........................ — — —
a
—
Tobacco ............................. — 51,933,161 — 51,933,161
Wireless Telecommunication Services ....... 2,756,754 — — 2,756,754
Preferred Stocks ......................... — 14,329,438 — 14,329,438
Rights ................................. — 855,399 — 855,399
Warrants :
Diversified Telecommunication Services ..... — — 578,712 578,712
Media ............................... — — 930,380 930,380
Wireless Telecommunication Services ....... 894,984 — — 894,984
Limited Partnerships ...................... 9,345,432 — — 9,345,432
Corporate Bonds ........................ — 376,775,247 — 376,775,247
Senior Floating Rate Interests ............... — 60,964,605 102,469,875 163,434,480
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... 223,500 — — 223,500
Short Term Investments ................... — 158,412,263 — 158,412,263
Total Investments in Securities ........... $1,406,597,356 $1,036,102,753
f
$137,209,217 $2,579,909,326
Other Financial Instruments:
Forward exchange contracts ............... $— $670,934 $— $670,934
Total Other Financial Instruments ......... $— $670,934 $— $670,934
Liabilities:
Other Financial Instruments:
Options written .......................... $ 516,000 $ — $ — $ 516,000
Securities Sold Short ..................... 19,193,855 — — 19,193,855
Forward exchange contracts ................ — 1,414,190 — 1,414,190
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 849,318 $ — $ — $ 849,318
Total Other Financial Instruments ......... $20,559,173 $1,414,190 $— $21,973,363
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components ................. — — 223,679 223,679
Automobiles .......................... 130,478,169 — — 130,478,169
Banks ............................... 376,917,101 — — 376,917,101
Biotechnology ......................... 45,353,127 — — 45,353,127
Building Products ...................... 124,767,771 — — 124,767,771
Capital Markets ........................ 114,790,212 — — 114,790,212
Consumer Finance ..................... 143,671,535 — — 143,671,535
Containers & Packaging ................. 125,953,830 — — 125,953,830
Diversified Telecommunication Services ..... — — 13,425,460 13,425,460
Electronic Equipment, Instruments &
Components .......................... 153,936,279 — — 153,936,279
Energy Equipment & Services ............. 161,523,779 — — 161,523,779
Entertainment ......................... 288,643,457 — — 288,643,457
Financial Services ...................... 459,235,233 — — 459,235,233
Food Products ........................ 165,353,191 — — 165,353,191
Health Care Equipment & Supplies ......... 139,531,453 — — 139,531,453
Health Care Providers & Services .......... 394,908,957 — — 394,908,957
Household Durables .................... 147,665,762 — — 147,665,762
Insurance ............................ 241,285,204 — 35,000,000 276,285,204
Interactive Media & Services .............. 174,197,725 — — 174,197,725
Machinery ............................ 144,399,914 — — 144,399,914
Media ............................... 257,410,351 — — 257,410,351
Metals & Mining ....................... 75,646,782 — — 75,646,782
Oil, Gas & Consumable Fuels ............. 227,785,186 133,896,705 — 361,681,891
Pharmaceuticals ....................... 402,376,541 139,914,382 — 542,290,923
Professional Services ................... 231,500,428 — — 231,500,428
Real Estate Management & Development .... 153,718,656 — — 153,718,656
Retail REITs .......................... 132,648,527 — — 132,648,527
Software ............................. 251,243,316 — — 251,243,316
Specialized REITs ...................... 39,484,308 — — 39,484,308
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 138,292,741 — — 138,292,741
Tobacco ............................. — 127,077,840 — 127,077,840
Wireless Telecommunication Services ....... 143,076,718 — — 143,076,718
Warrants ............................... — — 757,057 757,057
Corporate Bonds ........................ — 225,667,627 — 225,667,627
Senior Floating Rate Interests ............... — 80,928,984 — 80,928,984
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 272,932,960 — 272,932,960
Total Investments in Securities ........... $5,585,796,253 $980,418,498
g
$49,406,196 $6,615,620,947
Other Financial Instruments:
Forward exchange contracts ............... $— $150,063 $— $150,063
Total Other Financial Instruments ......... $— $150,063 $— $150,063
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 9,100,457 $ — $ — $ 9,100,457
Forward exchange contracts ................ — 1,936,462 — 1,936,462
Futures contracts ........................ 612,445 — — 612,445
Total Other Financial Instruments ......... $9,712,902 $1,936,462 $— $11,649,364
a
Includes financial instruments determined to have no value at March 31, 2023.
b
Includes foreign securities valued at $1,143,667,394, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $682,979,713, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $84,870,319, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $3,531,079,872, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
f
Includes foreign securities valued at $439,095,239, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $400,888,927, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 89,695 $ — $ — $ — $ — $ — $ — $ (10,909) $ 78,786 $ (10,909)
Communications
Equipment ....... 9,476,129
b
— — — — — — (1,587,459) 7,888,670
b
(1,587,459)
Diversified
Telecommunication
Services ........ 15,568,639 — — — — — — (5,305,894) 10,262,745 (5,305,894)
Insurance ......... — 15,000,000 — — — — — — 15,000,000 —
Media ........... 44 — — — — — — 5 49 5
Specialty Retail ..... —
b
— — — — — — — —
b
—
Warrants :
Diversified
Telecommunication
Services ........ 877,909 — — — — — — (299,197) 578,712 (299,197)
Media ........... 792,276 — — — — — — 138,104 930,380 138,104
Senior Floating Rate
Interests :
Communications
Equipment ....... 101,492,256 — — — — 27,355 — 950,264 102,469,875 950,264
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund (continued)
Assets:
Investments in Securities:
Companies in Liquidation  $—
b
 $—  $—  $—  $—  $—  $—  $—  $—
b
 $—
Total Investments in
Securities ............ $128,296,948 $15,000,000 $— $— $— $27,355 $— $(6,115,086) $137,209,217 $(6,115,086)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Communications Equipment ....... $102,469,875 Discounted cash flow Discount rate 10.8% - 11.3%
(11.2%)
Decrease
All Other Investments.................... 34,739,342
c,d
Total............................................... $137,209,217
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at March 31, 2023.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.